Note 40 (Tables)	6 Months Ended
Jun. 30, 2022
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
In the six months ended June 30, 2022 and 2021 the net provisions recognized in this condensed income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	June 2022	June 2021
Pensions and other post-employment defined benefit obligations	24	(49)	90
Commitments and guarantees given		27	(17)
Pending legal issues and tax litigation		105	38
Other provisions (*)		29	817
Total		112	928
(*) In 2021, it included the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23).